Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 12.4	$ 12.4
Total	432.8	494.9
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 420.4	$ 482.5